Intangible Assets, Net - Schedule of intangible assets (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Software	$ 1,014,967	$ 1,009,272
Total	7,670,590	2,871,737
Less-Accumulated amortization for Software	(920,412)	(736,834)
Intangible assets, net	6,750,178	2,134,903
In-development Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
In development intangible asset	$ 6,655,623	$ 1,862,465